INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2021	2020	2019
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(31)	$(61)	$(64)
Deferred taxes
Origination and reversal of temporary differences	80	104	42
Relating to change in tax rates / imposition of new tax laws	(142)	(7)	1
Relating to unrecognized temporary differences and tax losses	6	37	(46)
	(56)	134	(3)
Total income tax recovery (expense)	$(87)	$73	$(67)
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2021	2020	2019
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$7	$13	$5
Other	(7)	(3)	—
Revaluation surplus
Origination and reversal of temporary differences	(882)	(828)	(388)
Relating to changes in tax rates / imposition of new tax laws	(162)	—	—
	$(1,044)	$(818)	$(383)
The company’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2021	2020	2019
Statutory income tax (expense) recovery(1)	$(287)	$809	$(80)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	(9)	37	(46)
Differences between statutory rate and future tax rate and tax rate changes	(142)	(7)	1
Subsidiaries’ income taxed at different rates	81	10	54
Non-deductible expenses	271	(763)	—
Other	(1)	(13)	4
Effective income tax recovery (expense)	$(87)	$73	$(67)
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of the company’s subsidiaries using the domestic rate in each tax jurisdiction.
The company’s effective income tax rate was 8.6% for the year ended December 31, 2021 (2020: 2.5% and 2019: 24.0%). The effective tax rate is different than the statutory rate primarily due to rate differentials, legislative changes in tax rates during the year, changes in tax assets not recognized, non-deductible expenses, and non-controlling interests’ income not subject to tax.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2021	2020	2019
Less than four years	$—	$—	$—
Thereafter	126	139	286
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2019	$622	$(3,832)	$(3,210)
Recognized in net income (loss)	16	(19)	(3)
Recognized in equity	—	(383)	(383)
Business combination	—	(9)	(9)
Foreign exchange	—	19	19
As at December 31, 2019	638	(4,224)	(3,586)
Recognized in net income (loss)	255	(121)	134
Recognized in equity	(52)	(766)	(818)
Business combination	30	20	50
Foreign exchange	(2)	62	60
As at December 31, 2020	869	(5,029)	(4,160)
Recognized in net income (loss)	5	(61)	(56)
Recognized in equity	—	(1,046)	(1,046)
Business combination	—	(1)	(1)
Foreign exchange	5	324	329
As at December 31, 2021	$879	$(5,813)	$(4,934)
The deferred income tax liabilities include $4,556 million (2020: $3,516 million and 2019: $2,755 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The unrecognized taxable temporary difference attributable to the company’s interest in its subsidiaries, branches, associates, and joint ventures is $4,021 million (2020: $2,633 million and 2019: $3,392 million).